Management’s statement, basis for preparing and presenting the financial statements	12 Months Ended
Dec. 31, 2022
Managements Statement Basis For Preparing And Presenting Financial Statements
Management’s statement, basis for preparing and presenting the financial statements

2.	Management’s statement, basis for preparing and presenting the financial statements

The Company’s financial statements were prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

The Company’s financial statements were prepared using the Brazilian Real (“R$”) as the functional and presentation currency. Figures are expressed in thousands of Brazilian reais, except when stated otherwise. The items disclosed in foreign currencies are duly identified, when applicable.

The preparation of the Company’s financial statements requires Management to make judgments, use estimates, and adopt assumptions affecting the stated amounts of revenues, expenses, assets, and liabilities. However, the uncertainty inherent in these judgments, assumptions, and estimates could give rise to results that require a material adjustment of the book value of certain assets and liabilities in future reporting fiscal years.

The Company is continually reviewing its judgments, estimates, and assumptions.

The Management, when preparing these financial statements, used the following disclosure criteria: (i) regulatory requirements; (ii) relevance and specificity of the information on the Company’s operations to users; (iii) the informational needs of users of financial statements; and (iv) information from other entities in the same industry, mainly in the international market.

The Management confirms that all the material information in these financial statements are being demonstrated and corresponds to the information used by the Management in the development of its business management activities.

The financial statements have been prepared based on historical cost, with the exception of the following material items recognized in the statements of financial positions:

•	cash, cash equivalents and financial investments measured at fair value;
•	derivative financial instruments measured at fair value; and
•	investments accounted for using the equity method.

The Company’s financial statements as of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020 have been prepared assuming that it will continue as going concern, realizing assets, and settling liabilities in the normal course of business. See details in Note 1.3, regarding significant uncertainty about our ability to continue as a going concern.

The Company revised aggregations in the presentation of Financial Results, net as of December 31, 2022, and accordingly reclassified the same items in the Consolidated statements of operations and in the respective Notes of December 31, 2021 and December 31, 2020, in order to improve the comprehensibility of the information and comparability between the periods, in accordance with to IAS 1.